INVENTORIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Rocket Lab USA, Inc.
INVENTORIES
(6)	INVENTORIES
Inventories as of June 30, 2021 and December 31, 2020 consisted of the following:

	June 30, 2021	December 31, 2020
Raw materials	$13,962	$14,023
Work in process	17,554	12,112

Total inventories — net	$31,516	$26,135

6.	INVENTORIES
Inventories as of December 31 consisted of the following:

	2020	2019
Raw materials	$14,023	$8,523
Work in process	12,112	5,635

Total inventories — net	$26,135	$14,157